Shareholder Report	5 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Collaborative Investment Series Trust
Entity Central Index Key		0001719812
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000249165
Shareholder Report [Line Items]
Trading Symbol	NDOW
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information Phone Number	1-877-694-3532
Additional Information Website	https://anydrusfunds.com
Expenses [Text Block]

What were the Fund's costs since inception?*

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anydrus Advantage ETF	$68	1.76%

*Expenses for a full reporting period would be higher

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.76%
AssetsNet	$ 40,798,824	$ 40,798,824
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 165,258
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,798,824
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$165,258
Portfolio Turnover Rate	118%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	16.4
Exchange-Traded Funds	83.6
Total	100.0